Supplement Dated October 1, 2000 to the
Quant Funds Prospectus Dated August 1, 2000

The section of the Prospectus entitled "Management of the Funds" under the heading "The Manager and the Advisors" and the subheading "Quant International Equity Fund and Quant
Emerging Markets Fund" on page 10 is replaced by the following paragraphs:

     Quant International Equity Fund

     State Street Global Advisors, Two International Place,
     Boston, MA  02110, a unit of State Street Bank and
     Trust Company ("State Street"), serves as Advisor to the International Equity Fund. State Street is a wholly owned subsidiary of State Street Boston
     Corporation, a publicly owned bank holding company.
     State Street manages over $150 billion in assets for employee benefit plans, endowment funds and individuals. The Growth and Income Fund has been managed continuously by the Matrix Equity Group at State Street since the Fund'sfund's inception. The
     International Equity Fund is being managed by Edward
     Allinson, CFA.  Prior to joining State Street, Mr.
     Allinson was employed by Brown Brothers Harriman
     ("BBH") as a Senior Portfolio Manager, managing pension, endowment and mutual fund assets. Prior to BBH, Mr. Allinson worked at First Pacific Securities
     ("First Pacific") as Assistant Director in
     Institutional Asian equity sales and prior First
     Pacific, Mr. Allinson was a portfolio manager for Citibank's Domestic Private Banking Group.

     Quant Emerging Markets Fund

     Independence International Associates, Inc., 53 State Street, Boston, MA 02109, formerly Boston International Advisors, Inc. ("Independence International"), serves as Advisor to the Emerging Markets Fund. The firm presently has over $2 billion in assets under management in international portfolios of pension and endowment funds, among others. Dennis Fogarty manages the Emerging Markets Fund. Mr. Fogarty joined Boston International Advisors, predecessor to Independence International, in 1988 to work on asset allocation strategies for developed markets. Independence International is wholly owned by Independence Investment Associates, Inc., a Delaware corporation.


Supplement Dated October 1, 2000 to the Quant Funds
Statement of Additional Information Dated August 1, 2000

The section of the Statement of Additional Information entitled "Management of the Funds" under the heading
"Advisory Contracts" and the subheading "Quantitative
International Equity Fund and Quantitative Emerging Markets
Fund" on page 10 is replaced by the following paragraphs:


     Quantitative International Equity Fund

      State Street Global Advisors, Two International Place, Boston, MA 02110, a unit of State Street Bank and Trust Company ("State Street"), serves as Advisor to the International Equity Fund. State Street is a wholly owned subsidiary of State Street Boston Corporation, a publicly owned bank holding company. State Street manages over $150 billion in assets for employee benefit plans, endowment funds and individuals. Mr. Edward Allinson, CFA is managing the International Equity Fund. Mr. Allinson is a principal at State Street and is the Lead Portfolio Manager for the International Growth Opportunities Strategy within the Global Fundamental Strategies group. Prior to joining State Street in 1999, Mr. Allinson worked at Brown Brothers Harmon as a Senior Portfolio Manager, at First Pacific Securities as an Assistant Director in Institutional Asian equity sales and as a portfolio manager at Citibank's Domestic Private Banking Group. Marshall Carter, Savid Spina, Tenley Albright, David Gruber, I. MacAllister Booth, John M. Kucharshi, James
     I. Cash Jr., Charles R. LaMantia, Truman S. Casner, David Perini, Nader Darehshori, Dennis J. Picard, Arthur L. Goldstein, and David Chapman Walsh are Directors of State Street Global Advisors and are therefore considered control persons.

     Quantitative Emerging Markets Fund

     Independence International Associates, Inc., 53 State Street, Boston, MA 02109, formerly Boston International Advisors, Inc. ("Independence International"), serves as Advisor to the Emerging Markets Fund. The firm presently has over $2 billion in assets under management in international portfolios of pension and endowment funds, among others. Dennis Fogarty manages the Emerging Markets Fund. Mr. Fogarty joined Boston International Advisors, predecessor to Independence International, in 1988 to work on asset allocation strategies for developed markets. Independence International is wholly owned by Independence Investment Associates, Inc., a Delaware corporation. John Hancock Mutual Life Insurance Co., John Hancock Financial Services, Inc., Mark Charles Lapman and Bradford Scot Greenleaf are control persons of Independence International Associates, Inc.


(10/01/2000)